Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
13	SUBSEQUENT EVENTS

The Company evaluated subsequent events through May 11, 2026, the date on which the consolidated financial statements were issued.

Senior Management and Director Changes

On January 6, 2026, the Company’s Chief Strategy Officer Hakob Sirounian resigned, effective December 31, 2025.

On February 2, 2026, Mr. Heng Wang, the Co-Chief Executive Officer of the Company and a director of the Board of Directors, resigned from his positions, effective on January 28, 2026.

On February 2, 2026, the Board appointed Tianlong Wang as new Chief Executive Officer of the Company, effective on January 28, 2026.

On February 12, 2026, the Company’s Independent director Rojitkumar Singh Sorokhaibam resigned; effective February 9, 2026. The Board appointed Ms. Zunfeng Tang as independent director, effective February 12, 2026.

From January 1, 2026 to the date of issuance of this Form 20-F, the Company did not enter into any related party transactions other than compensation to key management personnel in the form of salaries.

Material Financing & Share Issuance

In January 2026, pursuant to a resolution dated January 22, 2026, the Company’s board of directors approved the transfer of 70,600,721 Class A ordinary shares from existing external investors to new external investors. In addition, pursuant to a resolution dated January 30, 2026, the board approved the transfer of 156,064,015 Class A ordinary shares from external investors to Citi (Nominees) Limited.

The share transfer was completed in February 2026 in accordance with the relevant share transfer agreements. Upon completion, the new investors became shareholders of the Company and the transferring investors ceased to hold the relevant shares.

The Company was not a party to the share transfer agreements and did not receive any consideration in connection with the transaction. Any consideration for the transfer was settled directly between the transferring and receiving shareholders. The investors involved in the transaction are external parties of the Company and are not related parties of the Company.

The transaction resulted in a change in the composition of the Company’s shareholders and did not affect the Company’s share capital, financial position, results of operations or cash flows.

On March 11, 2026, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain U.S. and/or non-U.S. investors (the “Purchasers”), pursuant to which the Company agreed to sell, and the Purchasers agreed to purchase, an aggregate of up to 14,250,000,000 Class A ordinary shares, par value US$0.001 per share (the “Ordinary Shares”), at a purchase price of $0.00212 per share, for aggregate gross proceeds of approximately $30.21 million, assuming full subscription.

Pursuant to the Purchase Agreement, the Company has the discretion to determine whether the purchase price will be settled in fiat currency or cryptocurrencies. To the extent that consideration is received in cryptocurrencies, the transaction price will be determined based on the fair value of such cryptocurrencies at the time of settlement, using quoted market prices from reputable cryptocurrency exchanges.

Due to the inherent price volatility of cryptocurrencies, the actual proceeds received by the Company may differ from the stated aggregate purchase price. Any cryptocurrencies received are expected to be measured at fair value upon receipt in accordance with applicable accounting guidance.

As of the date of this report, the Company has not determined the extent to which it will accept cryptocurrencies as consideration, and no consideration has been received in either fiat currency or cryptocurrencies. The offering remains ongoing, and the Company has not received any proceeds as of the date of this report.

On March 27, 2026, the Company entered into that certain securities purchase agreement with certain non-affiliated institutional investors pursuant to which the Company agreed to sell 250,000 American Depositary Shares and 2,750,000 ADSs underlying Pre-Funded Warrants in a registered direct offering (the “Offering”). The combined effective offering price for each ADS and the accompanying Pre-Funded Warrant is US$1.00. The Offering closed partially on March 31, 2026 and the remaining on April 1, 2026. Certain investors exercised their additional allocation right on April 15, 2026. The Company closed the offering on April 16, issuing 946,150 ADSs at $1.00 each for gross proceeds of approximately $0.946 million, subject to related SEC filings and offering expenses.

Incorporation of Three Additional Subsidiaries

Subsequent to the reporting period, the Company established and acquired three entities: Deniz Inc. (share purchase agreement executed and transaction settled on February 7, 2026), VisionSys (HK) Limited (incorporated on March 3, 2026), and VisionSys Limited (incorporated on February 27, 2026).